Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 30, 2013
Income Taxes
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed expected tax expense excluding non-controlling interest	$ 83,190,000	$ 128,275,000	$ 155,714,000
Adjustments to tax expense attributable to:
Foreign tax differences	1,808,000	(36,139,000)	(40,733,000)
Tax-exempt income	(33,183,000)	(62,000)	(116,000)
State income taxes, net of federal benefit	3,139,000	658,000	3,849,000
Change in valuation allowance			(754,000)
Federal tax credits	(21,095,000)	(1,693,000)	(5,153,000)
Change in pension deferred tax	(397,000)	(1,252,000)	(199,000)
Domestic manufacturing deduction	(1,488,000)	(5,643,000)	(8,012,000)
Other	476,000	46,000	(5,545,000)
Income tax expense	32,450,000	84,190,000	99,051,000
Amount of refund claims for prior years not previously treated as tax-exempt included in income tax benefit recognized	16,523,000
Components of earnings before income taxes
United States	164,285,000	178,821,000	300,992,000
Foreign	73,401,000	187,680,000	143,906,000
Total earnings excluding non-controlling interest	237,686,000	366,501,000	444,898,000
Less: Net loss (income) attributable to noncontrolling interest	(1,529,000)	(277,000)	2,290,000
Earnings before income taxes	239,215,000	366,778,000	442,608,000
Current:
Federal	(33,679,000)	68,928,000	79,069,000
Foreign	28,048,000	31,149,000	15,318,000
State and local	3,093,000	6,507,000	6,549,000
Deferred:
Federal	24,698,000	(16,818,000)	(1,761,000)
Foreign	5,575,000	(935,000)	(232,000)
State and local	4,715,000	(4,641,000)	108,000
Income tax expense	32,450,000	84,190,000	99,051,000
Unrealized changes in other comprehensive income	10,318,000	(9,197,000)	(12,604,000)
Total income taxes	42,768,000	74,993,000	86,447,000
Income taxes receivable	60,456,000	8,046,000
Income taxes payable	2,974,000	14,381,000
Deferred income tax liabilities:
Cash basis farming adjustment	9,983,000	10,413,000
Depreciation	114,519,000	108,083,000
LIFO	17,212,000	7,012,000
Other	3,970,000	3,770,000
Aggregate deferred income tax liabilities	145,684,000	129,278,000
Deferred income tax assets:
Reserves/accruals	53,207,000	87,836,000
Tax credit carry-forwards	14,933,000	12,813,000
Deferred earnings of foreign subsidiaries	24,266,000	17,851,000
Net operating and capital loss carry-forwards	17,725,000	11,756,000
Other	3,535,000	1,442,000
Aggregate deferred income tax assets	113,666,000	131,698,000
Valuation allowance	17,869,000	11,758,000
Net deferred income tax liability	49,887,000	9,338,000
Accrued interest and penalties on uncertain tax positions	2,120,000	926,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	7,301,000	5,053,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year	5,053,000	7,898,000
Additions for uncertain tax positions of prior years	2,300,000	929,000
Decreases for uncertain tax positions of prior years	(238,000)	(2,715,000)
Additions for uncertain tax positions of current year	422,000	1,165,000
Lapse of statute of limitations	(236,000)	(2,224,000)
Balance at the end of the year	7,301,000	5,053,000	7,898,000
Undistributed earnings from foreign operations	1,019,122,000
Tax savings due to tax holiday		2,063,000	16,275,000
Tax savings per diluted earnings per common share (in dollars per share)		$ 1.71	$ 13.40
Net operating loss carry-forwards and tax credit carry-forwards
Period of low income housing tax credits on investments in various limited partnerships	10 years
Investments in limited partnerships	13,189,000	11,426,000
One-time tax benefit on enactment of law				7,945,000
One-time Federal blender's credits recognized as revenue				11,260,000
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)	50,523,000
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards	$ 21,503,000